SHARE-BASED PAYMENTS - Fair value assumptions share-based payments (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long-term dividend yield (%)	0.00%	0.00%
Long-term incentive plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual risk-free rates of return and discount rates (%)	3.36%	2.42%
Volatility of share price (%)	55.18%	31.35%
Weighted average share price, share options granted (in USD per share)	$ 2.10	$ 0.93
Long-term incentive plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual risk-free rates of return and discount rates (%)		4.33%
Volatility of share price (%)		82.75%
Weighted average share price, share options granted (in USD per share)		$ 1.60
Umbrella incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long-term dividend yield (%)	0.00%
Umbrella incentive plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual risk-free rates of return and discount rates (%)	3.54%
Volatility of share price (%)	43.09%
Weighted average share price, share options granted (in USD per share)	$ 1.96
Umbrella incentive plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual risk-free rates of return and discount rates (%)	4.05%
Volatility of share price (%)	50.24%
Weighted average share price, share options granted (in USD per share)	$ 2.32